Investee Companies and other investments (Schedule of Changes in Investments) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes In Equity And Loans [Abstract]
Balance as at January 1	€ 32,234	€ 33,561
Long term loans extended	335	181
Repayment of long term loans	(2,259)	(2,560)
Interest and reevaluation in connection with long term loans	799	758
Deferred Interests	57	56
Elimination of interest on loan from related party	(878)	(676)
Company's share of income of investee	117	1,525	€ 3,086
Foreign currency translation adjustments	(3,624)	611
Balance as at December 31	€ 34,029	€ 32,234	€ 33,561